SUBSEQUENT EVENTS (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Equity interest sold (in percent)		78.00%
Proceeds from sales of investment		R$ 3,709
Assets held for sale		R$ 1,033,184	R$ 387,690
Sale of equity interest | SPE Manaus Construtora Ltda | Abegoa Construcao Brasil Ltda
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest held	(50.50%)
Sale of equity interest | SPE Manaus Construtora Ltda | Eletronorte
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest held	(30.00%)
Sale of equity interest | SPE Manaus Construtora Ltda | CHESF.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest held	(19.50%)
Sale of equity interest | Companhia Estadual de Transmisso de Energia Eltrica - CEEE-T
Disclosure of non-adjusting events after reporting period [line items]
Equity interest sold (in percent)	32.66%
Proceeds from sales of investment	R$ 1,101,896
Assets held for sale	644,208
Fundraising | Furnas Fundraising
Disclosure of non-adjusting events after reporting period [line items]
Maximum Amount of Fund Raising	2,500,000
Fundraising | Furnas Fundraising | Banco Itau
Disclosure of non-adjusting events after reporting period [line items]
Maximum Amount of Fund Raising	500,000
Fundraising | Furnas Fundraising | Banco Do Brasil One
Disclosure of non-adjusting events after reporting period [line items]
Maximum Amount of Fund Raising	500,000
Fundraising | Furnas Fundraising | Banco Do Brasil Two
Disclosure of non-adjusting events after reporting period [line items]
Maximum Amount of Fund Raising	R$ 1,500,000